Goodwill (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Goodwill [Abstract]
Schedule of business acquisitions
	12/31/2013	6/30/2013
Acquisition cost of Moneytech POS Pty Ltd.	$96,191	$98,180
Fixed assets received	(53,587)	(54,695)
Liability assumed	25,055	25,572
Acquisition cost assigned to goodwill	$67,659	$69,057

2013
Acquisition cost of Moneytech POS Pty Ltd.	$98,180
Fixed assets received	(54,695)
Liability assumed	25,572
Acquisition cost assigned to goodwill	$69,057